ETFMG Sit Ultra Short ETF
Schedule of Investments
December 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 83.6%
Bermuda - 2.6%
Commercial and Industrial Machinery and Equipment Rental and Leasing - 2.6%
Triton Container International, Ltd.
1.150%, 06/07/2024 (a)	3,550,000	$3,288,127

Ireland - 1.1%
Capital Goods - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 10/29/2024	1,500,000	1,382,175

United Kingdom - 1.8%
Banks - 1.8%
Barclays PLC
6.024%, (3 Month LIBOR USD + 1.380%), 05/16/2024 (b)	2,281,000	2,281,104

United States - 78.1%
Automotive - 7.1%
American Honda Finance Corp.
4.815%, (3 Month LIBOR USD + 0.150%), 02/22/2023 (b)	575,000	574,757
4.962%, (3 Month LIBOR USD + 0.370%), 05/10/2023 (b)	450,000	449,686
General Motors Financial Co., Inc.
4.578%, (SOFR + 0.760%), 03/08/2024 (b)	2,244,000	2,211,884
4.416%, (SOFR + 0.620%), 10/15/2024 (b)	1,000,000	972,216
Hyundai Capital America
1.250%, 09/18/2023 (a)	2,564,000	2,485,567
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.450%, 07/01/2024 (a)	2,200,000	2,126,552
		8,820,662
Banks - 18.4%
Bank of America Corp.
4.963%, (BSBY3M + 0.430%), 05/28/2024 (b)	1,704,000	1,688,391
3.864%, (3 Month LIBOR USD + 0.940%), 07/23/2024 (b)	1,194,000	1,183,459
Citigroup, Inc.
3.352%, (3 Month LIBOR USD + 0.897%), 04/24/2025 (b)	2,557,000	2,478,766
0.981%, (SOFR + 0.669%), 05/01/2025 (b)	2,000,000	1,873,009
Citizens Financial Group, Inc.
3.750%, 07/01/2024	500,000	477,906
Comerica Bank
4.000%, 07/27/2025	1,436,000	1,394,881
JPMorgan Chase & Co.
3.845%, (SOFR + 0.980%), 06/07/2025 (b)	2,500,000	2,446,662
KeyBank NA
4.150%, 08/08/2025	2,100,000	2,056,608
Manufacturers & Traders Trust Co.
5.400%, 11/21/2025	1,250,000	1,258,955
M&T Bank Corp.
5.007%, (3 Month LIBOR USD + 0.680%), 07/26/2023 (b)	1,005,000	1,005,319
PNC Bank NA
3.875%, 04/10/2025	2,268,000	2,212,795
The Huntington National Bank
4.008%, (SOFR + 1.205%), 05/16/2025 (b)	850,000	832,866
Truist Bank
3.689%, (3 Month LIBOR USD + 0.735%), 08/02/2024 (b)	3,300,000	3,271,225
Webster Financial Corp.
4.375%, 02/15/2024	750,000	735,498
		22,916,340
Capital Goods - 0.8%
Air Lease Corp.
0.800%, 08/18/2024	1,040,000	958,770

Communication Equipment - 0.5%
Motorola Solutions, Inc.
4.000%, 09/01/2024	580,000	569,962
Commercial and Industrial Machinery - 0.4%
Caterpillar Financial Services Corp.
5.116%, (3 Month LIBOR USD + 0.510%), 05/15/2023 (b)	495,000	495,388
Consumer Services - 0.8%
7-Eleven, Inc.
0.800%, 02/10/2024 (a)	1,000,000	951,917
Diversified Financial Services - 3.6%
BGC Partners, Inc.
5.375%, 07/24/2023	1,245,000	1,239,352
Morgan Stanley
5.770%, (3 Month LIBOR USD + 1.220%), 05/08/2024 (b)	2,242,000	2,246,175
3.620%, (SOFR + 1.160%), 04/17/2025 (b)	1,000,000	976,646
		4,462,173
Health Care Equipment & Supplies - 3.4%
Thermo Fisher Scientific, Inc.
4.160%, (SOFRINDX + 0.350%), 04/18/2023 (b)	1,040,000	1,037,710
4.200%, (SOFRINDX + 0.390%), 10/18/2023 (b)	1,750,000	1,743,937
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/2024	1,500,000	1,396,287
		4,177,934
Insurance - 21.2%
Brighthouse Financial Global Funding
4.499%, (SOFR + 0.760%), 04/12/2024 (a)(b)	3,693,000	3,658,306
Brown & Brown, Inc.
4.200%, 09/15/2024	3,453,000	3,392,353
CNO Global Funding
1.650%, 01/06/2025 (a)	3,000,000	2,783,481
Equitable Financial Life Global Funding
4.082%, (SOFR + 0.390%), 04/06/2023 (a)(b)	995,000	995,049
F&G Global Funding
0.900%, 09/20/2024 (a)	2,700,000	2,470,050
Fairfax US, Inc.
4.875%, 08/13/2024 (a)	745,000	727,548
Finial Holdings, Inc.
7.125%, 10/15/2023	1,415,000	1,435,705
Health Care Service Corp A Mutual Legal Reserve Corp.
1.500%, 06/01/2025 (a)	2,000,000	1,840,742
Jackson Financial, Inc.
1.125%, 11/22/2023	500,000	481,586
Jackson National Life Global Funding
3.875%, 06/11/2025 (a)	718,000	690,536
John Hancock Life Insurance Co.
7.375%, 02/15/2024 (a)(b)	495,000	504,777
Metropolitan Life Insurance Co.
7.875%, 02/15/2024 (a)	1,695,000	1,732,449
Nationwide Mutual Insurance Co.
7.059%, (3 Month LIBOR USD + 2.290%), 12/15/2024 (a)(b)(c)	3,000,000	2,992,950
Pacific Life Insurance Co.
7.900%, 12/30/2023 (a)	1,700,000	1,732,900
Reliance Standard Life Global Funding II
2.500%, 10/30/2024 (a)	1,000,000	946,684
		26,385,116
Multi-Utilites - 16.6%
Atlantic City Electric Co.
3.375%, 09/01/2024	535,000	517,518
Baltimore Gas and Electric Co.
3.350%, 07/01/2023	870,000	863,855
CenterPoint Energy, Inc.
4.655%, (SOFRINDX + 0.650%), 05/13/2024 (b)	2,473,000	2,444,689
CMS Energy Corp.
3.875%, 03/01/2024	1,845,000	1,806,164
DTE Energy Co.
4.220%, 11/01/2025	1,000,000	984,090
Duke Energy Corp.
3.469%, (SOFR + 0.250%), 06/10/2023 (b)	1,836,000	1,831,027
Florida Power & Light Co.
0.436%, (SOFRINDX + 0.250%), 05/10/2023 (b)	1,540,000	1,537,501
4.119%, (SOFRINDX + 0.380%), 01/12/2024 (b)	899,000	892,764
National Rural Utilities Cooperative Finance Corp.
4.503%, (SOFR + 0.400%), 08/07/2023 (b)	1,792,000	1,785,887
NSTAR Electric Co.
3.250%, 11/15/2025	805,000	762,864
PacifiCorp
3.350%, 07/01/2025	1,000,000	959,880
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	983,819
Public Service Co. of Colorado
2.900%, 05/15/2025	283,000	270,070
Public Service Electric and Gas Co.
3.050%, 11/15/2024	585,000	566,098
3.000%, 05/15/2025	460,000	441,154
The Southern Co.
2.950%, 07/01/2023	2,000,000	1,981,011
Union Electric Co.
3.500%, 04/15/2024	1,000,000	982,023
Wisconsin Electric Power Co.
3.100%, 06/01/2025	450,000	430,483
5.350%, 11/10/2025	589,000	596,662
		20,637,559
Oil, Gas & Consumable Fuels - 1.9%
Kinder Morgan, Inc.
3.150%, 01/15/2023	500,000	499,574
Magellan Midstream Partners LP
3.200%, 03/15/2025	1,992,000	1,901,889
		2,401,463
Professional Services - 0.7%
Equifax, Inc.
3.950%, 06/15/2023	842,000	837,345
Retailing - 1.6%
Genuine Parts Co.
1.750%, 02/01/2025	2,089,000	1,953,410
Transportation - 1.1%
United Parcel Service, Inc.
4.193%, (3 Month LIBOR USD + 0.450%), 04/01/2023 (b)	1,345,000	1,345,366
Total United States		96,913,405
TOTAL CORPORATE BONDS (Cost $106,450,066)		103,864,811

MUNICIPAL BONDS - 3.8%
United States - 3.8%
Colorado Bridge Enterprise
0.923%, 12/31/2023	2,000,000	1,915,384
Homewood Educational Building Authority
2.000%, 12/01/2023	620,000	601,078
Indiana Finance Authority
0.955%, 03/01/2024	450,000	430,073
Iowa Student Loan Liquidity Corp.
3.586%, 12/01/2023	1,000,000	987,093
Kentucky Housing Corp.
0.800%, 01/01/2024	350,000	335,558
Minnesota Housing Finance Agency
2.498%, 07/01/2023	245,000	241,857
North Springs Improvement District
1.000%, 05/01/2023	215,000	212,406
TOTAL MUNICIPAL BONDS (Cost $4,885,664)		4,723,449

U.S. GOVERNMENT AGENCY ISSUES - 5.2%
United States - 5.2%
Federal Home Loan Banks
4.000%, 08/28/2025	2,000,000	1,965,105
5.500%, 11/24/2025	1,000,000	999,941
Federal Home Loan Mortgage Corp.
4.050%, 07/21/2025	1,800,000	1,767,385
Federal National Mortgage Association
4.125%, 08/28/2025	1,700,000	1,669,189
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $6,500,000)		6,401,620

SHORT-TERM INVESTMENTS - 7.4%
U.S. Treasury Bills - 2.4%
United States Treasury Bill
4.63%, 06/22/2023	3,000,000	2,935,882
U.S. Treasury Debt - 2.4%
United States Cash Management Bill
2.63%, 01/10/2023	3,000,000	2,998,053
Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 4.08% (d)	3,223,754	3,223,754
TOTAL SHORT-TERM INVESTMENTS (Cost $9,157,464)		9,157,688

Total Investments (Cost $126,993,194) - 100.0%		124,147,568
Other Assets in Excess of Liabilities - 0.0%		28,058
TOTAL NET ASSETS - 100.0%		$124,175,626

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2022, the market value of these securities total $29,927,635, which represents 24.10% of total net assets.

(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2022.
(c)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2022.
(d)	The rate shown is the seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

VALT
Assets^	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$103,864,811	$-	$103,864,811
Municipal Bonds	-	4,723,449	-	4,723,449
U.S. Government Agency Issues	-	6,401,620	-	6,401,620
Short-Term Investments	9,157,688	-	-	9,157,688
Total Investments in Securities	$9,157,688	$114,989,880	$-	$124,147,568

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.